Note 17 - Other Postretirement Benefits	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Postemployment Benefits Disclosure [Text Block]

NOTE 17:  OTHER POSTRETIREMENT BENEFITS

The Company provided U.S. medical, dental, life insurance, and survivor income benefits to eligible retirees, long-term disability recipients and their spouses, dependents and survivors.  Generally, to be eligible for these benefits, former employees leaving the Company prior to January 1, 1996 were required to be 55 years of age with ten years of service or their age plus years of service must have equaled or exceeded 75.  For those leaving the Company after December 31, 1995, former employees were required to be 55 years of age with ten years of service or have been eligible as of December 31, 1995.  These benefits are paid from the general assets of the Company as they are incurred.

The Company's subsidiaries in Canada and the U.K. offer similar postretirement benefits.  Information on the U.S., Canada and U.K. other postretirement plans is presented below.

On November 7, 2012, the Bankruptcy Court entered an order approving a settlement agreement between the Debtors and the Retiree Committee appointed by the U.S. Trustee which eliminated or reduced certain retiree benefits under the U.S. plan.   The Company also eliminated all postretirement benefits for active employees in the U.S.

The measurement date used to determine the net benefit obligation for Kodak's other postretirement benefit plans is December 31.

Changes in Kodak’s benefit obligation and funded status were as follows:

	Year Ended December 31,
(in millions)	2015	2014
Net benefit obligation at beginning of period	$86	$95
Interest cost	3	4
Plan participants’ contributions	7	9
Actuarial (gain) loss	(8)	2
Benefit payments	(12)	(18)
Currency adjustments	2	(6)
Net benefit obligation at end of period	$78	$86

Underfunded status at end of period	$(78)	$(86)

Amounts recognized in the Consolidated Statement of Financial Position consist of:

	As of December 31,
(in millions)	2015	2014
Other current liabilities	$(5)	$(8)
Pension and other postretirement liabilities	(73)	(78)
	$(78)	$(86)

Amounts recognized in Accumulated other comprehensive loss consist of:

	As of December 31,
(in millions)	2015	2014
Net actuarial gain	$(8)	$—
Total recorded in Accumulated other comprehensive income	$(8)	$—

Changes in benefit obligations recognized in Other comprehensive (loss) income consist of:

	Year Ended December 31,
(in millions)	2015	2014
Newly established loss	$(8)	$(2)
Total loss recognized in Other comprehensive (loss) income	$(8)	$(2)

Other postretirement benefit cost included:

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Components of net postretirement benefit cost:
Service cost	$—	$—	$—	$—
Interest cost	3	4	1	3
Amortization of:
Prior service credit	—	—	—	(75)
Actuarial loss	—	—	—	3
Other postretirement benefit cost (income) from continuing operations	$3	$4	$1	$(69)

The weighted-average assumptions used to determine the net benefit obligations were as follows:

	Year Ended December 31,
	2015	2014
Discount rate	3.60%	3.49%
Salary increase rate	1.80%	2.60%

The weighted-average assumptions used to determine the net postretirement benefit cost were as follows:

	Successor			Predecessor
	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Discount rate	3.49%	4.28%	4.09%	3.23%
Salary increase rate	2.60%	2.50%	2.50%	2.50%

The weighted-average assumed healthcare cost trend rates used to compute the other postretirement amounts were as follows:

	2015	2014
Healthcare cost trend	5.81%	6.47%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.21%	4.65%
Year that the rate reaches the ultimate trend rate	2022	2021

Assumed healthcare cost trend rates effect the amounts reported for the healthcare plans.  A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

(in millions)	1% increase	1% decrease
Effect on total service and interest cost	$—	$—
Effect on postretirement benefit obligation	4	(4)

Kodak expects to make benefit payments of $5 million to these postretirement benefit plans in 2016.

The following other postretirement benefits, which reflect expected future service, are expected to be paid:

(in millions)
2016	$5
2017	5
2018	5
2019	4
2020	4
2021-2025	19